Organization	6 Months Ended
Jun. 30, 2026
Organization [Abstract]
ORGANIZATION

1. ORGANIZATION

(a) Nature of operations

JINXIN TECHNOLOGY HOLDING COMPANY (the ‘‘Company’’) was incorporated in the Cayman Islands in August 2015 under the Cayman Islands Companies Law as an exempted company with limited liability. The Company through its consolidated subsidiaries, variable interest entity (the ‘‘VIE’’) and the subsidiaries of the VIE (collectively, the “Group”) are principally engaged in provision of digital textbook subscription services in the People’s Republic of China (the ‘‘PRC’’ or ‘‘China’’). Due to the PRC legal restrictions on foreign ownership and investment in such business, the Company conducts its primary business operations through its VIE and subsidiaries of the VIE. The Company is ultimately controlled by Mr. Jin Xu (the ‘‘Founder’’) and the nominee shareholders of the VIE.

In August, 2015, the Company established a wholly-owned subsidiary, Namibox Limited (“Namibox HK”), in accordance with the laws and regulations in Hong Kong.

In November, 2015, Namibox HK established a wholly-owned subsidiary, Shanghai Mihe Information Technology Co., Ltd. (“Shanghai Mihe”), a wholly-owned foreign enterprise (“WFOE”) incorporated in the People’s Republic of China (“PRC”), as part of a restructure of the Company.

Namibox HK and Shanghai Mihe are currently not engaging in any active business operations and merely acting as holding companies.

Prior to the incorporation of the Company and the completion of the Corporate Reorganization (as defined below), the main operating activities of the Company were carried out by Shanghai Jinxin Network Technology Co., Ltd. (“Shanghai Jinxin” or the “VIE”) and its subsidiaries, which were all established in the PRC. Shanghai Jinxin are principally engaged in provision of digital textbook subscription services in PRC.

As of the date of this report, the details of the Company’s principal subsidiaries are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
Subsidiaries:
Namibox Limited (“Namibox HK”)	August, 2015	Hong Kong	100% owned by Jinxin Technology Holding Company	Investment holding
Shanghai Mihe Information Technology Co., Ltd. (“Shanghai Mihe”)	November, 2015	PRC	100% owned by Namibox HK	Investment holding
Variable Interest Entities (the “VIEs”)
Shanghai Jinxin Network Technology Co., Ltd. (“Shanghai Jinxin”)	April, 2014	PRC	Contractual arrangements	Provision of digital textbook subscription services
Held directly by Shanghai Jinxing
Zhongjiao Enshi Education Technology (Shanghai) Co., Ltd. (“Zhongjiao Enshi”)	June, 2019	PRC	52% owned by Shanghai Jinxin	Provision of digital textbook subscription services
Shanghai Pindu Education Technology Co., Ltd. (“Shanghai Pindu”)	October, 2020	PRC	100% owned by Shanghai Jinxin	Provision of digital textbook subscription services

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
Shanghai Mouding Education Technology Co., Ltd. (“Shanghai Mouding”)	May, 2021	PRC	100% owned by Shanghai Jinxin	Provision of digital textbook subscription services
Shanghai Jingche Network Technology Co., Ltd. (“Shanghai Jingche”)	October, 2022	PRC	100% owned by Shanghai Jinxin	Provision of digital textbook subscription services
Hainan Aixin Education Technology Limited (“Hainan Aixin”)	January, 2025	PRC	51% owned by Shanghai Jinxin	Provision of digital textbook subscription services
Shanghai Shuzhi Rongchuang Network Technology Co., Ltd.	May, 2026	PRC	99% owned by Shanghai Jinxin	IT Technical Services
Shanghai Xinzhi Future Network Technology Co., Ltd.	May, 2026	PRC	99% owned by Shanghai Jinxin	IT Technical Services

The PRC laws and regulations currently place certain restrictions on foreign ownership of companies that engage in engage in radio and television program production and operation business and value-added telecommunication business. To comply with PRC laws and regulations, the Group conducts all of its business in China through the VIE and subsidiaries of the VIE. Despite the lack of technical majority ownership, the Company has effective control of the VIE through a series of contractual arrangements (the “Contractual Agreements”) and a parent-subsidiary relationship exists between the Company and the VIE. The equity interests of the VIE are legally held by PRC individuals and a PRC entity (the “Nominee Shareholders”). Through the Contractual Agreements, the Nominee Shareholders of the VIE effectively assigned all of their voting rights underlying their equity interests in the VIE to the Company, via the WFOE, and therefore, the Company has the power to direct the activities of the VIE that most significantly impact its economic performance. The Company also has the right to receive economic benefits and obligations to absorb losses from the VIE, via the WFOE, that potentially could be significant to the VIE. Based on the above and in accordance with SEC Regulation SX-3A-02 and ASC 810-10, the Company is deemed to be the primary beneficiary of Shanghai Jinxin and the financial positions, the operating results and cash flows of Shanghai Jinxin and its subsidiaries are consolidated in the Company’s unaudited interim condensed consolidated financial statements for financial reporting purposes. The described contractual arrangements are as follows:

●	Exclusive Technology and Consulting Service Agreement

Pursuant to the Exclusive Technology and Consulting Service Agreement, Shanghai Jinxin is obliged to pay service fee to Shanghai Mihe for the exclusive services such as technical services, Internet support, business consulting, marketing consulting, system integration, product development and system maintenance. The service fee shall consist of 100% of the profit before tax of Shanghai Jinxin, after the deduction of all costs, expenses, taxes and other fee required under PRC laws and regulations. Shanghai Jinxin agrees not to accept the same or any similar services provided by any third party and shall not establish cooperation relationships similar to that formed by the exclusive technology and consulting service agreements with any third party. And Shanghai Mihe shall have exclusive proprietary rights to and interests in any and all intellectual property rights developed or created by itself and Shanghai Jinxin. The Exclusive Technology and Consulting Service Agreement shall remain effective unless terminated (i) by Shanghai Mihe with prior written notice in accordance with the provisions of the Exclusive Technology and Consulting Service Agreement; or (ii) upon the expiration of the operation period of Shanghai Jinxin pursuant to PRC laws and regulations.

●	Exclusive Option Agreement

Pursuant to the Exclusive Option Agreement, the shareholders of Shanghai Jinxin have unconditionally and irrevocably granted Shanghai Mihe or its designated purchaser the right to purchase all or part of their equity interests in Shanghai Jinxin (“Equity Option”). The purchase price payable by Shanghai Mihe in respect of the transfer of equity interests upon exercise of the Equity Option shall be RMB1.0 or equal to the lowest price permissible by the then-applicable PRC laws and regulations. Shanghai Mihe or its designated purchaser shall have the right to purchase such proportion of equity interests in Shanghai Jinxin as it decides at any time. In addition, Shanghai Jinxin also unconditionally and irrevocably granted an exclusive option to Shanghai Mihe or its designated person to purchase all or any of its assets at a purchase price of the lowest price permitted under PRC laws and regulations. Shanghai Mihe shall have absolute discretion as to when and in what manner to exercise the option to purchase assets of Shanghai Jinxin permitted by PRC laws and regulations. In the event of such purchase, Shanghai Mihe or its designated person will enter into an asset transfer agreement with Shanghai Jinxin to set out detailed arrangements.

The Exclusive Option Agreement shall remain effective unless terminated (i) in accordance with the provisions of the Exclusive Option Agreement or any other supplemental agreements; or (ii) the entire equity interests held by the shareholders of Shanghai Jinxin in Shanghai Jinxin have been transferred to Shanghai Mihe or its designated person.

●	Powers of Attorneys

Pursuant to the Powers of Attorneys, each of the shareholders of Shanghai Jinxin irrevocably authorized Shanghai Mihe or its designee(s) to act on their respective behalf as proxy attorney, to the extent permitted by law, to exercise all rights of shareholders concerning all the equity interest held by each of them in Shanghai Jinxin, including but not limited to proposing to convene or attend shareholder meetings, signing resolutions and minutes of such meetings, exercising all the rights as shareholders in such meeting (including but not limited to voting rights, nomination rights and appointment rights), the right to receive dividends and the right to sell, transfer, pledge or dispose of all the equity held in part or in whole, and exercising all other rights as shareholders. The Powers of Attorneys will remain irrevocable and effective during the period that the shareholder remains his/her/its shareholding.

●	Equity Pledge Agreements

Pursuant to the Equity Pledge Agreements, each of the shareholders of Shanghai Jinxin unconditionally and irrevocably pledged and granted first priority security interests over all of his/her/its equity interests in Shanghai Jinxin together with all related rights thereto to Shanghai Mihe as security for performance of the contractual arrangements and all direct, indirect or consequential damages and foreseeable loss of interest incurred by Shanghai Mihe as a result of any event of default on the part of the shareholders of Shanghai Jinxin, Shanghai Jinxin and all expenses incurred by Shanghai Mihe as a result of enforcement of the obligations of the shareholders of Shanghai Jinxin and/or Shanghai Jinxin under the contractual arrangements. Upon the occurrence and during the continuance of an event of default (as defined in the Equity Pledge Agreements), Shanghai Mihe shall have the right to (i) require the shareholders of Shanghai Jinxin to immediately pay any amount payable under the contractual arrangements; or (ii) to purchase, auction or sell all or part of the pledged equity interests in Shanghai Jinxin and will have priority in receiving the proceeds from such disposal.

The said equity pledge under the Equity Pledge Agreements takes effect upon the completion of registration with relevant administrative department of industry and commerce and shall remain valid until after all the contractual obligations of the shareholders of Shanghai Jinxin and Shanghai Jinxin under the relevant contractual arrangements have been fully performed and all the outstanding debts of the shareholders of Shanghai Jinxin and/or Shanghai Jinxin under the relevant contractual arrangements have been fully paid.

●	Business Operation Agreement

Pursuant to the Business Operation Agreement, the shareholders of Shanghai Jinxin and Shanghai Jinxin have jointly and severally further undertaken to Shanghai Mihe that, without the prior written consent of Shanghai Mihe, Shanghai Jinxin shall not engage in any transactions or actions that may have substantial adverse impact on its assets, business, staff, obligations, rights or results of operations. The shareholders of Shanghai Jinxin have agreed to accept, and strictly follow, the advice and instructions from Shanghai Mihe on the appointment and dismissal of relevant staff, the daily operation and management, and the financial management policies, among other things, from time to time. If the cash of Shanghai Jinxin is not enough to pay its debt, Shanghai

Mihe is liable to pay the debt; if the loss of Shanghai Jinxin leads to a net asset balance of less than the its registered capital, Shanghai Mihe shall be liable to make up for the deficiency; if one party lacks the necessary working capital to maintain its daily business operations, it may request the other party to provide short-term interest-free loans.

●	Spouse Consents

Pursuant to the Spouse Consents, the respective spouse of the Individual Shareholders of Shanghai Jinxin has irrevocably undertaken that, including without limitation to, the spouse (i) has full knowledge of and has consented to the entering into of the contractual arrangements by the relevant Individual Registered Shareholder; (ii) undertakes to execute all documents and take all actions necessary to ensure the proper performance of the contractual arrangements (as amended from time to time); and (iii) undertakes that if he/she acquires any equity interest in Shanghai Jinxin held by his/her spouse, he/she shall be bound by the existing contractual arrangements, and upon request by Shanghai Mihe, will enter into the substantially similar contractual arrangements.

The Company believes that Shanghai Jinxin is considered a VIE under Accounting Codification Standards (“ASC”) 810 “Consolidation”, because the equity investors in Shanghai Jinxin no longer have the characteristics of a controlling financial interest, and the Company, through Shanghai Mihe, is the primary beneficiary of Shanghai Jinxin and controls Shanghai Jinxin’s operations. Accordingly, Shanghai Jinxin has been consolidated as a deemed subsidiary into the Company as a reporting company under ASC 810.

As required by ASC 810-10, the Company performs a qualitative assessment to determine whether the Company is the primary beneficiary of Shanghai Jinxin which is identified as a VIE of the Company. A quality assessment begins with an understanding of the nature of the risks in the entity as well as the nature of the entity’s activities including terms of the contracts entered into by the entity, ownership interests issued by the entity and the parties involved in the design of the entity. The Company’s assessment of the involvement with Shanghai Jinxin reveals that the Company has the absolute power to direct the most significant activities that impact the economic performance of Shanghai Jinxin. Shanghai Mihe is obligated to absorb a majority of the loss from Shanghai Jinxin activities and receive a majority of Shanghai Jinxin’s expected residual returns. In addition, Shanghai Jinxin’s shareholders have pledged their equity interest in Shanghai Jinxin to Shanghai Mihe, irrevocably granted Shanghai Mihe an exclusive option to purchase, to the extent permitted under PRC Law, all or part of the equity interests in Shanghai Jinxin and agreed to entrust all the rights to exercise their voting power to the person(s) appointed by Shanghai Mihe. Under the accounting guidance, the Company is deemed to be the primary beneficiary of Shanghai Jinxin and the financial positions, the operating results and cash flows of Shanghai Jinxin and Shanghai Jinxin’s subsidiaries are consolidated in the Company for financial reporting purposes.

Comparative VIE financials, are set forth below:

	December 31, 2025	As of June 30, 2026
	RMB	RMB	US$
Current assets	103,022	117,260	17,282
Non-current assets:	60,718	55,197	8,135
Total assets	163,740	172,457	25,417
Current liabilities:	81,371	93,102	13,721
Non-current liabilities:	3,631	2,698	398
Total liabilities	85,002	95,800	14,119
Net asset	78,738	76,657	11,298

	For the six months ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Net loss	(10,227)	(2,080)	(307)
Net cash provided by operating activities	18,887	5,824	858
Net cash used in investing activities	(55,949)	(37,738)	(5,562)
Net cash provided by (used in) financing activities	490	(5,010)	(738)

	As of June 30, 2026
	Parent company	WFOE (“Shanghai Mihe”)	Subsidiaries	Shanghai Jinxin and its subsidiaries (the VIEs)	Elimination of intercompany balances	Consolidated Financials	Consolidated Financials	% of the Consolidated Financials
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	A	B	C	D	E	F=A+B+C+D+E		G=D/F

Cash and cash equivalents	6,474	368	900	18,305	—	26,047	3,839	70%
Other current assets	—	41	39	95,872	—	95,952	14,142	100%
Intercompany receivable from subsidiaries	178,368	12,071	5,730	—	(196,169)	—	—	N/A
Intercompany receivable from WFOE	55,865	—	18,497	3,083	(77,445)	—	—	N/A
Investment in WFOE	—	—	149,840	—	(149,840)	—	—	N/A
Investment in subsidiaries	1,822	—	—	—	(1,822)	—	—	N/A
Other non-current assets	10,002	—	—	55,197	—	65,199	9,609	85%
Total assets	252,531	12,480	175,006	172,457	(425,276)	187,198	27,590	92%
Other current liabilities	—	284	138	81,031	—	81,453	12,004	99%
Intercompany payables to parent company	8,801	35,589	178,367	12,071	(234,828)	—	—	N/A
Non-current liabilities	—	—	—	2,698	—	2,698	398	100%
Total liabilities	8,801	35,873	178,505	95,800	(234,828)	84,151	12,402	114%
Total shareholders’ equity (deficit)	243,730	(23,393)	(3,499)	76,657	(190,448)	103,047	15,188	74%
Total liabilities and shareholders’ equity (deficit)	252,531	12,480	175,006	172,457	(425,276)	187,198	27,590	92%

Revenues	—	1,732	17	140,346	—	142,095	20,942	99%
Gross (loss) profit	(187)	308	17	27,694	—	27,832	4,102	100%
Total operating expenses	8,605	1,300	1,050	31,378	—	42,333	6,239	74%
Net (loss) income	(7,547)	(927)	39	(2,081)	—	(10,516)	(1,548)	20%
Total comprehensive (loss) income	(15,404)	(927)	5,008	(2,081)	—	(13,404)	(1,974)	16%

Net cash provided by (used in) operating activities	7,293	(7,628)	(8,230)	5,824	—	(2,741)	(404)	(212)%
Net cash provided by (used in) investing activities	—	10,104	—	(37,738)	—	(27,634)	(4,074)	137%
Net cash provided by (used in) financing activities	50	(1,019)	919	(5,010)	—	(5,060)	(745)	99%
Effect of Exchange rate on cash	(8,418)	(2,243)	7,874	—	—	(2,787)	(411)	0%

Quantitative Metrics of the VIE, Shanghai Jinxin are set forth below:

	As of June 30, 2025
	Parent company	WFOE (“Shanghai Mihe”)	Subsidiaries	Shanghai Jinxin and its subsidiaries (the VIEs)	Elimination of intercompany balances	Consolidated Financials	% of the Consolidated Financials
	RMB	RMB	RMB	RMB	RMB	RMB
	A	B	C	D	E	F=A+B+C+D+E	G=D/F

Cash and cash equivalents	10,321	962	21,291	22,581	—	55,155	41%
Other current assets	—	178	6,068	101,315	(15,111)	92,450	110%
Intercompany receivable from subsidiaries	189,385	—	—	—	(189,385)	—	N/A
Intercompany receivable from WFOE	55,876	—	—	—	(55,876)	—	N/A
Investment in WFOE	—	—	157,599	—	(157,599)	—	N/A
Investment in subsidiaries	917	—	—	—	(917)	—	—
Other non-current assets	11,795	18	—	84,693	—	96,506	88%
Total assets	268,294	1,158	184,958	208,589	(418,888)	244,111	85%
Other current liabilities	9,256	6,226	111	88,057	(15,111)	88,539	99%
Intercompany payables to parent company	—	55,874	187,751	—	(243,625)	—	N/A
Non-current liabilities	—	—	—	3,407	—	3,407	100%
Total liabilities	9,256	62,100	187,862	91,464	(258,736)	91,946	99%
Total shareholders’ equity (deficit)	259,038	(60,942)	(2,904)	117,125	(160,152)	152,165	77%
Total liabilities and shareholders’ equity (deficit)	268,294	1,158	184,958	208,589	(418,888)	244,111	85%

Revenues	—	942	185	207,375	—	208,502	99%
Gross (loss) profit	(298)	175	184	30,912	—	30,973	100%
Total operating expenses	5,877	1,968	1,752	45,282	—	54,879	83%
Net loss	(7,781)	(1,653)	(1,415)	(10,227)	—	(21,076)	49%
Total comprehensive (loss) income	(8,155)	(1,653)	44	(10,227)	—	(19,991)	51%

Net cash provided by (used in) operating activities	(2,856)	284	(748)	18,887	(1,350)	14,217	133%
Net cash provided by (used in) investing activities	(917)	—	—	(55,949)	917	(55,949)	100%
Net cash provided by financing activities	3,041	—	917	490	(917)	3,531	14%
Effect of Exchange rate on cash	59	—	(639)	—	1,350	770	N/A

As of June 30, 2026, Jinxin Technology Holding Company had made cumulative capital contributions of RMB146.9 million to the WFOE through its intermediate holding company. For the six months ended June 30, 2025 and 2026, the VIE transferred nil and nil to the WFOE, respectively, through intra-group loans. For the six months ended June 30, 2025 and 2026, the WFOE transferred nil and nil to the VIE, respectively, through repayment of loans. Apart therefrom, no other cash or asset was transferred between Jinxin Technology Holding Company, its subsidiaries, and the VIE for the six months ended June 30, 2025 and 2026.

There are no pledge or collateralization of the VIE and VIE’s subsidiaries’ assets that can only be used to settled obligations of the VIE and VIE’s subsidiaries, except for the restricted net assets disclosed in Note 14. Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets to the Company in the form of loans and advances or cash dividends.

As the VIE is incorporated as limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the VIE in normal course of business.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with its VIE and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiary and VIE;

●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and VIE;

●	limit the Company’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Company’s PRC subsidiary and VIE may not be able to comply;

●	require the Company or the Company’s PRC subsidiary and VIE to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance.

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIE and VIE’s subsidiaries in its unaudited interim condensed consolidated financial statements as it may lose the ability to exert control over the VIE and their respective shareholders and it may lose the ability to receive economic benefits from the VIE and VIE’s subsidiaries. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary and VIE.